Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Expenses
Exploration and evaluation			$ 700
Assays and analysis			180
Geological			520
General and administration	149,170	236,319	200,381
Administrative fees	50,406	71,458	89,762
Insurance	31,779	46,282	39,534
IT Services	12,000	12,000	12,000
Legal, accounting and audit	20,306	20,400	24,778
Office and miscellaneous	1,245	16,148	1,191
Property investigation		24,117
Regulatory, trust and filing	28,682	39,628	29,410
Shareholder communications	4,752	6,286	3,706
Operating expenses	(149,170)	(236,319)	(201,081)
Interest income	1,846	2,338	2,112
Interest expense	(6,236)
Foreign exchange loss	(155)	(486)	(984)
Loss and comprehensive loss for the year	$ (153,715)	$ (234,467)	$ (199,953)
Basic and diluted loss per common share	$ (0.05)	$ (0.07)	$ (0.07)
Weighted average number of common shares outstanding (basic and dilutive)	3,347,137	3,347,137	2,929,989